Information on how numbers were calculated (Details 2) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	€ 13,765,885	€ 17,184,037	€ 7,629,223
Wages and salaries
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	5,974,807	4,501,840	2,896,929
Social security
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	562,255	350,024	182,189
Share-based Compensation
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	6,832,210	12,084,651	4,550,105
Other expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Employee benefits	€ 396,613	€ 247,522	€ 0